Expense Example - Chesapeake Trend-Following Fixed Income ETF [Member]	Feb. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	$ 322